Revenues - Summary of Voyage and Time Charter Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 28,949,873	$ 49,097,436	$ 30,063,878
Voyage and Time Charter Revenues
Disaggregation of Revenue [Line Items]
Charter hire revenue	15,260,157	22,047,017	5,827,179
Voyage revenue			3,742,434
Address commissions	(79,457)	(78,338)	(102,240)
Total revenues	$ 15,180,700	$ 21,968,679	$ 9,467,373